Equity (Details) - USD ($) $ / shares in Units, $ in Thousands														12 Months Ended
		Dec. 22, 2025	Nov. 06, 2025	Oct. 02, 2025	May 12, 2025	Jan. 07, 2025	Sep. 09, 2024	Sep. 04, 2024	Jun. 26, 2024	Jan. 01, 2024	Nov. 24, 2023	Sep. 05, 2023	May 09, 2023	Dec. 31, 2025	Dec. 31, 2023	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized														2,000,000			2,000,000
Preferred stock, par value (in Dollars per share)														$ 0.0001			$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Voting rights														one
Sock split, description					share consolidation at a ratio of one-for-fiftieth (50) ordinary shares						share consolidation at a ratio of one-for-tenth (10) ordinary shares
Ordinary shares divided											20,000,000
Authorized share capital (in Dollars)		$ 500,700			$ 500,000									$ 21,044
Authorized share capital divided		2,000,000			10,000,000			200,000,000
Ordinary share issued		1
Share issued price per share (in Dollars per share)							$ 0.001						$ 1,240,000
Gross proceeds (in Dollars)				$ 8,500								$ 20,000	$ 60,000
Price per share (in Dollars per share)							$ 500					$ 1,240,000		$ 5,000,000
Issued additional ordinary shares						4,638			4,638	327
Direct offering for the sale				253,731					3,750,000
Pre-funded warrant to purchase				1
(in Dollars)									$ 2,456
Unit sold														50,000
Units sold to the underwriters														6,000
Exercise price (in Dollars per share)														$ 5,750,000
Warrants expire term														5 years
Written notice of redemption														30 years
Sale price of ordinary share (in Dollars per share)														$ 18
Trading day period														20 years
Redemption to the warrant holders														30 years
Underlying Warrants Redemption														30 years
Underwriting agreement, description														The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation.
Public warrants outstanding																50,000	50,000
Issued shares in connection exchange of public rights														5,009
Net profit , percentage														10.00%
Statutory reserve capital percentage														50.00%
Series B Warrants [Member]
Class of Stock [Line Items]
Pre-funded warrant to purchase				1
Public Warrants [Member]
Class of Stock [Line Items]
Exercise price (in Dollars per share)														$ 5
Share Consolidation [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											2,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001
Ordinary par value (in Dollars per share)											0.001
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized														200,000,000
Ordinary par value (in Dollars per share)		$ 0.0001						$ 0.001			0.001	$ 0.001	$ 0.001	$ 0.0001
Common stock, shares issued												16,129	48,387
Authorized share capital (in Dollars)								$ 200,200
Authorized share capital divided								200,000,000
Ordinary Shares [Member] | Share Consolidation [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)											$ 0.0001
Ordinary shares divided											20,200,000
Common stock, shares issued											20,000,000
Ordinary Shares [Member] | Share Consolidation [Member] | Equity [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)											$ 0.001
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								2,000,000
Preferred stock, par value (in Dollars per share)								$ 0.0001
Authorized share capital (in Dollars)								$ 200,700
Authorized share capital divided								2,000,000
Mr. Zhang [Member]
Class of Stock [Line Items]
Ordinary share issued							500,000
Minimum [Member]
Class of Stock [Line Items]
Increase share capital (in Dollars)					$ 200,000
Maximum [Member]
Class of Stock [Line Items]
Increase share capital (in Dollars)					$ 500,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized	[1]													500,000,000			200,000,000
Ordinary par value (in Dollars per share)	[1]													$ 0.05			$ 0.05
Common stock, shares issued	[1]													4,686,248			205,711
Authorized share capital divided		10,000,000
Divided per share (in Dollars per share)					$ 0.05
Ordinary share issued				1
Common stock, shares outstanding	[1]													4,686,248			205,711
Gross proceeds (in Dollars)			$ 15,000
Pre-funded warrant to purchase									1
Class A Ordinary Shares [Member] | Warrant [Member]
Class of Stock [Line Items]
Common stock, shares issued			2,900,000											1,533,487
Pre-funded warrant to purchase				1
Class A Ordinary Shares [Member] | Pre-funded Warrants [Member]
Class of Stock [Line Items]
Pre-funded warrant to purchase				1
Class A Ordinary Shares [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Pre-funded warrant to purchase				1
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)		$ 0.05		$ 0.05				$ 0.001
Authorized share capital (in Dollars)														$ 223
Additional shares issued															635
Issued additional ordinary shares	[2]													4,453,487
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized														500,000			500,000
Ordinary par value (in Dollars per share)														$ 0.001			$ 0.001
Common stock, shares issued														500,000			500,000
Authorized share capital divided		500,000						500,000
Common stock, shares outstanding														500,000			500,000
Class B Ordinary Shares [Member] | Warrant [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)		$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary par value (in Dollars per share)		$ 0.001						$ 0.001
Common stock, shares issued								500,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001									$ 0.0001
Horgos Glary Wisdom [Member]
Class of Stock [Line Items]
Non-controlling interest														49.00%			49.00%
IPO [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares issued																		136,249
Common stock, shares outstanding																		136,249

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 (Note 1).